SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Cash flow statement [Abstract]
Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ (1,522)	$ (4,641)
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	157	0
Additions to right-of-use assets included in lease obligations	2,960	3,504
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	8,996	4,515
Deferred compensation credited to contributed surplus	(2,110)	(2,075)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	$ 1,497	$ 943